Investment	6 Months Ended
Dec. 31, 2022
Investment
Investment

3. Investment

On May 5, 2022, the Company entered into an agreement to purchase 179,175 common shares of Aqualung Carbon Capture AS (“Aqualung”) for $3,113,991 (NOK 23.3 million), representing an approximate 4.55% ownership in Aqualung. Aqualung is engaged in Carbon Capture technology and is based out of Norway with operations in the United States. As of December 31, 2022, the Company had not received its share certificates as Aqualung was registering them in Norway.

Changes in the Company’s Investment in Aqualung during the period ended December 31, 2022 are summarized as follows:

Initial investment	$3,113,991
Effect of movement in foreign exchange rates	107,500
Balance, June 30, 2022	3,221,491
Effect of movement in foreign exchange rates	164,499
Balance, December 31, 2022	$3,385,990